Deferred Revenue - Changes in deferred revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Changes in deferred revenue
Deferred income at the beginning of the year	₨ 675,711	₨ 1,470,710
Recorded in statement of profit or loss	(317,795)	(794,999)
Deferred income at the end of the year	₨ 357,916	₨ 675,711